OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of amounts recognized in income statement) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other liabilities [Abstract]
Current service cost	$ 7,284	$ 6,555
Interest cost	22,578	21,658
Total included in labor costs	$ 29,862	$ 28,213	$ 27,758